SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement amounts and balances of the consolidated VIEs

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Current Assets:
Cash and cash equivalents	10,246,074	1,119,651
Accounts receivable and contract assets, net	28,362	1,884
Loans receivable, net - current	5,488,045	12,626,200
Prepayments and other assets	381,297	303,710
Other receivable - current	8,872,838	23,609,338
Amounts due from related parties	13,936,237	318,811
Current assets of discontinued operations	—	8,686,507
Total Current Assets	38,952,853	46,666,101
Loans receivable, net - non-current,	—	14,070,741
Property, equipment and software, net	64,268	92,832
Right-of-use assets	—	670,738
Other receivable - non-current	1,496,121	8,237,346
Non-current assets of discontinued operations	—	3,786,332
Total Assets	40,513,242	73,524,090

Current Liabilities
Accrued expenses and other current liabilities	246,210	252,842
Taxes payable (deductible)	363,484	(47,920)
Lease liabilities - current	—	740,753
Current liabilities of discontinued operations	—	8,421,098
Total Current Liabilities	609,694	9,366,773
Lease liabilities - non-current	—	13,498
Total Liabilities	609,694	9,380,271

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
	USD	USD	USD
Net revenues	1,759,941	5,944,541	3,510,252
Net (loss) income	(24,258,182)	(12,532,634)	1,420,897

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
	USD	USD	USD
Net cash provided by (used in) operating activities	21,401,699	(65,068,631)	721,269
Net cash provided by (used in) investing activities	407,419	46,074,236	(51,541,988)
Net cash provided by (used in) financing activities	(13,127,699)	123,671	—

Schedule of disaggregation of revenue

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
	USD	USD	USD
Revenue
Commission service	82,054	—	—
Recommendation service	—	3,754,738	—
Interest income	1,690,448	3,043,096	3,552,759
Other	—	161,538	184,968
Total revenues	1,772,502	6,959,372	3,737,727
Tax and surcharges	(17,567)	(44,898)	(42,510)
Net Revenues	1,754,935	6,914,474	3,695,217

Schedule of the depreciation of property, equipment and software recognized

Property, equipment and software acquired are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3-5 years
Software	5 years

Schedule of foreign currency translation rates

	Fiscal year 2021	Fiscal year 2020
US Exchange Rate
Year-end RMB	6.5518	7.0808
Year average RMB	6.7834	6.9637